Note 16 - Stockholders' Equity (Detail) - Schedule of warrant activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Warrants [Member]
Granted	155,100	899,480
Exercised	71,300	0
Forfeited	0	0
Expired	0	0
Outstanding	983,280	899,480
Exercisable	983,280	899,480
Average exercise price [Member]
Granted (in Dollars per share)	4.50	2.00
Exercised (in Dollars per share)	2.00	0
Forfeited (in Dollars per share)		0
Expired (in Dollars per share)		0
Outstanding (in Dollars per share)	2.39	2.00
Exercisable (in Dollars)	2.39	2.00
Weighted Average Remaining Contractual Term [Member]
Granted	3 years	3 years
Exercised		0 years
Forfeited		0 years
Expired		0 years
Outstanding	1 year 251 days	2 years 229 days
Exercisable	1 year 251 days	2 years 229 days